SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Licenses Revenue (in Dollars)			23,798	245,981
Sales Revenue, Services, Other (in Dollars)			736,091	95,991
Allowance for Doubtful Accounts Receivable (in Dollars)			23,511	0
Finite-Lived Intangible Asset, Useful Life			5 years	5 years
Advertising Expense (in Dollars)			2,280	13,589
Customer 1 [Member] | Accounts Receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	28.00%		62.00%	49.00%
Customer 1 [Member] | Sales [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	11.00%		59.00%	37.00%
Customer 2 [Member] | Accounts Receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	50.00%		20.00%	24.00%
Customer 2 [Member] | Sales [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	64.00%	13.00%	18.00%	29.00%
Customer 3 [Member] | Accounts Receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	12.00%
Customer 3 [Member] | Sales [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	15.00%		10.00%
Office Equipment [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Office Equipment [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Credit Concentration Risk [Member] | Sales [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage		71.00%